Schedule of Components of Taxes (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current tax expense	₪ (846)	₪ 6,294	₪ 17,708
Deferred tax (income)	(13,684)	(4,046)	(17,615)
Tax expense (benefit)	₪ (14,530)	₪ 2,248	₪ 93